RELATED PARTY DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY DISCLOSURES
Related Party Transactions By Related Party
	Year Ended December 31,
Related parties	2021	2020	2019
Directors and officers	$1,580,504	$2,260,806	$2,057,592
Linx Partners Ltd.	997,672	1,029,673	489,254
MaKevCo Consulting Inc.	70,499	80,139	38,309
Sophir Asia Ltd.	62,814	72,220	36,523
	$2,711,489	$3,442,838	$2,621,678

Related Party Transactions By Nature Of Transaction
	Year Ended December 31,
Related parties	2021	2020	2019
Consulting and management fees	$659,500	$370,000	$218,500
Directors' fees	119,800	108,600	103,805
Mineral properties	714,068	1,387,067	1,171,585
Salaries and short term benefits	587,869	522,359	696,751
Share-based payments	630,252	1,054,812	431,037
	2,711,489	$3,442,838	$2,621,678